TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Income Taxes [Abstract]
Schedule of Reconciliation of Weighted Average Tax Rate Applicable to Income

	Year ended December 31,
	2020		2021		2022
		in USD		in USD		in USD
		thousands		thousands		thousands
Loss before taxes	23.0%	(30,021)	23.0%	(27,045)	23.0%	(24,951)

Theoretical tax benefit		(6,905)		(6,220)		(5,739)
Disallowed deductions (tax exempt income):
Loss (gain) on adjustment of warrants to fair value		1,280		480		(1,478)
Share-based compensation		292		343		516
Other		11		11		11
Increase in taxes for tax losses and timing differences incurred in the reporting year for which deferred taxes were not created		5,322		5,386		6,690
Taxes on income for the reported year		-		-		-